SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 31, 2022	Nov. 30, 2022
Property, Plant and Equipment [Line Items]
Gross proceeds			$ 115,000,000
Less:
Class A ordinary shares issuance costs			(5,724,785)
Plus:
Adjustment of carrying value to initial redemption value			8,024,785
Accretion of carrying value to redemption value			1,485,342
Class A ordinary shares subject to possible redemption	$ 120,031,079		$ 118,785,342
Accretion of carrying value to redemption value	$ 1,245,737
Computer Equipment [Member] | Allrites Holdings Pte Ltd And Subsidiaries [Member]
Plus:
Estimated Useful Life		3 years
Computer Hardware & Software [Member] | Allrites Holdings Pte Ltd And Subsidiaries [Member]
Plus:
Estimated Useful Life		3 years
Office Equipment [Member] | Allrites Holdings Pte Ltd And Subsidiaries [Member]
Plus:
Estimated Useful Life		3 years